Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 207.1		$ 170.2
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	83.2	[1]	57.1	[1]
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 123.9	[2]	$ 113.1	[2]

[1]	Includes 3.6 million and 2.5 million common shares as of December 31, 2014 and 2013, respectively, to be distributed in common shares.
[2]	Amount is included in other assets on the balance sheet.